Schedule of accounts receivable, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable	$ 897,829	$ 1,237,290
Less: allowance for credit losses
Total accounts receivable	$ 897,829	$ 1,237,290